UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Strategic Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 31.7%
Consumer Discretionary 5.9%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	172,344	149,939
Affinia Group, Inc., 9.0%, 11/30/2014	335,000	296,475
AMC Entertainment, Inc., 8.0%, 3/1/2014	500,000	438,750
American Achievement Corp., 8.25%, 4/1/2012	115,000	105,225
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	170,998	127,394
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	270,000	218,700
8.0%, 3/15/2014	115,000	102,350
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	295,000	241,900
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	230,000	180,263
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009	90,000	90,000

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 (b)		190,000	179,550
Carrols Corp., 9.0%, 1/15/2013		120,000	104,400
Charter Communications Holdings LLC:
10.25%, 9/15/2010		1,080,000	1,023,300
Series B, 10.25%, 9/15/2010		275,000	259,187
11.0%, 10/1/2015		847,000	606,664
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	165,000	196,244
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014		165,000	124,575
CSC Holdings, Inc.:
7.25%, 7/15/2008		170,000	170,000
Series B, 8.125%, 7/15/2009		220,000	223,850
Series B, 8.125%, 8/15/2009		435,000	442,612
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012 (b)		80,000	75,200
Dollar General Corp., 144A, 10.625%, 7/15/2015		120,000	111,000
Dollarama Group LP, 144A, 10.579% **, 8/15/2012		196,000	186,200
EchoStar DBS Corp.:
6.625%, 10/1/2014		335,000	327,044
7.125%, 2/1/2016		260,000	259,675
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		305,000	228,750
Foot Locker, Inc., 8.5%, 1/15/2022		80,000	73,600
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		950,000	617,500
General Motors Corp.:
7.2%, 1/15/2011		785,000	718,275
7.4%, 9/1/2025		145,000	106,575
8.375%, 7/15/2033		140,000	113,750
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		1,255,000	1,324,025
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	225,013
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		115,000	108,100
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014		350,000	316,750
Hertz Corp.:
8.875%, 1/1/2014		480,000	463,200
10.5%, 1/1/2016		115,000	110,544
Idearc, Inc., 8.0%, 11/15/2016		1,145,000	1,024,775
Indianapolis Downs LLC & Capital Corp., 144A, 11.0%, 11/1/2012		155,000	144,150
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013		195,000	168,675
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		370,000	284,900
Jarden Corp., 7.5%, 5/1/2017 (b)		190,000	162,450
Kabel Deutschland GmbH, 10.625%, 7/1/2014		260,000	263,250
Lamar Media Corp., Series C, 6.625%, 8/15/2015		155,000	146,863
Liberty Media LLC:
5.7%, 5/15/2013 (b)		30,000	27,792
8.25%, 2/1/2030		190,000	172,235
8.5%, 7/15/2029		310,000	293,899
Mediacom Broadband LLC, 8.5%, 10/15/2015		15,000	12,300
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		120,000	123,600
MGM MIRAGE:
6.75%, 9/1/2012		115,000	110,688
8.375%, 2/1/2011 (b)		245,000	250,512
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		335,000	321,600
News America, Inc., 144A, 6.65%, 11/15/2037		1,570,000	1,593,947
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		565,000	491,550
Penske Automotive Group, Inc., 7.75%, 12/15/2016		575,000	514,625
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		240,000	234,000
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016		160,000	148,400
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 * (b)		180,000	85,500
Quiksilver, Inc., 6.875%, 4/15/2015		330,000	255,750

Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		180,000	139,050
Sabre Holdings Corp., 8.35%, 3/15/2016		200,000	162,000
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% **, 3/15/2014		275,000	247,500
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		190,000	171,000
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		725,000	478,500
7.875%, 1/15/2014		170,000	141,950
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		115,000	116,150
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		335,000	286,425
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		225,000	211,500
Station Casinos, Inc., 6.5%, 2/1/2014		490,000	338,100
Toys "R" Us, Inc., 7.375%, 10/15/2018		185,000	127,650
Travelport LLC:
9.749% **, 9/1/2014		170,000	153,000
9.875%, 9/1/2014		215,000	206,400
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		465,000	334,800
United Components, Inc., 9.375%, 6/15/2013		40,000	37,200
Unity Media GmbH, 144A, 10.375%, 2/15/2015		175,000	168,000
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		550,000	411,125
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	235,000	321,424
144A, 8.0%, 11/1/2016	EUR	120,000	156,995
Vitro SAB de CV:
8.625%, 2/1/2012		150,000	142,500
9.125%, 2/1/2017		560,000	488,600
Series A, 11.75%, 11/1/2013 (b)		100,000	104,200
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		440,000	399,300
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,220,000	829,600

			23,651,009
Consumer Staples 1.9%
Alliance One International, Inc., 8.5%, 5/15/2012		120,000	111,600
Archer-Daniels-Midland Co., 6.45%, 1/15/2038		1,130,000	1,172,731
Del Laboratories, Inc., 8.0%, 2/1/2012		195,000	202,800
Delhaize America, Inc.:
8.05%, 4/15/2027		75,000	78,351
9.0%, 4/15/2031		510,000	602,801
General Nutrition Centers, Inc., 10.009% **, 3/15/2014 (PIK)		260,000	213,200
Harry & David Holdings, Inc., 10.124% **, 3/1/2012		190,000	172,900
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	777,638
Pierre Foods, Inc., 9.875%, 7/15/2012		140,000	91,700
Pilgrim's Pride Corp., 7.625%, 5/1/2015		100,000	94,750
Reynolds American, Inc., 6.75%, 6/15/2017		2,400,000	2,477,654
Rite Aid Corp., 7.5%, 3/1/2017 (b)		370,000	317,275
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		210,000	198,450
Viskase Companies, Inc., 11.5%, 6/15/2011		840,000	840,000

			7,351,850
Energy 3.2%
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,144,250
Chaparral Energy, Inc., 8.5%, 12/1/2015		375,000	313,125
Chesapeake Energy Corp.:
6.25%, 1/15/2018		145,000	139,200
6.875%, 1/15/2016		635,000	628,650
7.75%, 1/15/2015 (b)		105,000	107,625
Cimarex Energy Co., 7.125%, 5/1/2017		185,000	180,838
Delta Petroleum Corp., 7.0%, 4/1/2015		490,000	418,950

Dynegy Holdings, Inc.:
6.875%, 4/1/2011		75,000	72,750
8.375%, 5/1/2016		410,000	398,725
Energy Partners Ltd., 9.75%, 4/15/2014		200,000	172,000
EXCO Resources, Inc., 7.25%, 1/15/2011		355,000	339,025
Frontier Oil Corp., 6.625%, 10/1/2011		180,000	177,300
Gaz Capital (Gazprom), 144A, 6.51%, 3/7/2022		785,000	741,825
Mariner Energy, Inc.:
7.5%, 4/15/2013		215,000	205,863
8.0%, 5/15/2017		265,000	253,075
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		325,000	315,250
144A, 8.25%, 12/15/2014		260,000	254,800
Pemex Project Funding Master Trust, Series REG S, 6.375%, 8/5/2016	EUR	100,000	153,145
Petrobras International Finance Co., 5.875%, 3/1/2018		330,000	330,704
Petrohawk Energy Corp., 9.125%, 7/15/2013		250,000	258,125
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		290,000	366,156
Plains Exploration & Production Co., 7.0%, 3/15/2017		220,000	209,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016		165,000	160,050
Sabine Pass LNG LP:
7.25%, 11/30/2013		100,000	94,500
7.5%, 11/30/2016		620,000	581,250
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		320,000	328,800
Stone Energy Corp., 6.75%, 12/15/2014		730,000	675,250
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		190,000	207,124
Tesoro Corp., 6.5%, 6/1/2017		295,000	287,625
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017 (b)		150,000	119,250
Whiting Petroleum Corp.:
7.0%, 2/1/2014		255,000	249,900
7.25%, 5/1/2012 (b)		450,000	445,500
7.25%, 5/1/2013		110,000	108,350
Williams Companies, Inc.:
8.125%, 3/15/2012		695,000	759,287
8.75%, 3/15/2032		1,000,000	1,195,000
Williams Partners LP, 7.25%, 2/1/2017		190,000	196,650

			12,588,917
Financials 6.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		625,000	500,000
American General Finance Corp., Series J, 6.9%, 12/15/2017		1,285,000	1,315,667
Ashton Woods USA LLC, 9.5%, 10/1/2015		540,000	261,900
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		115,000	96,025
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	180,000	169,930
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		885,000	973,500
Diageo Capital PLC, 4.375%, 5/3/2010		1,600,000	1,615,906
E*TRADE Financial Corp.:
7.375%, 9/15/2013		390,000	297,375
7.875%, 12/1/2015		605,000	458,287
8.0%, 6/15/2011		110,000	94,600
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,395,000	1,238,551
7.375%, 10/28/2009		2,680,000	2,580,878
7.875%, 6/15/2010		685,000	644,844
GMAC LLC, 6.875%, 9/15/2011		2,960,000	2,587,857
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		435,000	431,737
144A, 8.875%, 4/1/2015 (PIK) (b)		350,000	343,000

144A, 9.75%, 4/1/2017		405,000	385,762
Hexion US Finance Corp., 9.75%, 11/15/2014		125,000	134,688
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		255,000	248,625
iPayment, Inc., 9.75%, 5/15/2014		165,000	152,625
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		205,000	182,450
144A, 10.0%, 5/1/2015		165,000	137,775
Kreditanstalt fuer Wiederaufbau:
2.05%, 9/21/2009	JPY	600,000,000	5,760,914
2.05%, 2/16/2026	JPY	280,000,000	2,640,475
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		185,000	161,875
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		340,000	270,300
Nuveen Investments, Inc., 144A, 10.5%, 11/15/2015		210,000	203,700
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		200,000	183,000
144A, 7.0%, 5/1/2017		180,000	163,350
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		150,000	128,250
Residential Capital LLC:
5.646% **, 6/9/2008		80,000	68,400
7.625%, 11/21/2008		220,000	169,400
7.782% **, 11/21/2008		610,000	469,700
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		140,000	96,600
Tropicana Entertainment LLC, 9.625%, 12/15/2014		535,000	323,675
U.S.I. Holdings Corp.:
144A, 8.744% **, 11/15/2014		110,000	91,850
144A, 9.75%, 5/15/2015		80,000	62,400
UCI Holdco, Inc., 12.491% **, 12/15/2013 (PIK)		259,067	237,046
Universal City Development Partners, 11.75%, 4/1/2010		955,000	983,650
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015		305,000	260,775

			27,127,342
Health Care 1.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		345,000	291,525
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015		335,000	340,025
Boston Scientific Corp., 6.0%, 6/15/2011		200,000	195,000
Community Health Systems, Inc., 8.875%, 7/15/2015		1,530,000	1,539,562
HCA, Inc.:
9.125%, 11/15/2014		305,000	316,819
9.25%, 11/15/2016		695,000	728,881
9.625%, 11/15/2016 (PIK)		335,000	352,588
HEALTHSOUTH Corp., 10.75%, 6/15/2016		270,000	281,475
IASIS Healthcare LLC, 8.75%, 6/15/2014		175,000	175,000
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		185,000	182,225
Sun Healthcare Group, Inc., 9.125%, 4/15/2015		185,000	185,925
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		225,000	191,250
The Cooper Companies, Inc., 7.125%, 2/15/2015		385,000	365,750
Universal Hospital Services, Inc., 8.5%, 6/1/2015 (PIK)		130,000	131,300
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		270,000	191,700
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		590,000	559,025

			6,028,050
Industrials 3.4%
Actuant Corp., 144A, 6.875%, 6/15/2017		150,000	145,500
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)		270,000	210,600
Allied Security Escrow Corp., 11.375%, 7/15/2011		300,000	270,750
American Color Graphics, Inc., 10.0%, 6/15/2010		285,000	142,856

American Color Graphics, Inc., Promissory Note due 3/15/2008 (c)	17,100	8,571
American Railcar Industries, Inc., 7.5%, 3/1/2014	215,000	193,500
ARAMARK Corp., 8.411% **, 2/1/2015	260,000	232,700
Baldor Electric Co., 8.625%, 2/15/2017	195,000	189,150
Belden, Inc., 7.0%, 3/15/2017	195,000	186,713
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	101,500
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	260,000	262,600
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	540,000	496,800
Building Materials Corp. of America, 7.75%, 8/1/2014	260,000	192,400
Cenveo Corp., 7.875%, 12/1/2013	470,000	413,600
Congoleum Corp., 8.625%, 8/1/2008 *	480,000	360,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	105,000	102,638
6.875%, 11/1/2013	525,000	514,500
7.625%, 2/1/2018	635,000	627,062
Education Management LLC, 8.75%, 6/1/2014	160,000	154,000
Esco Corp.:
144A, 8.625%, 12/15/2013	360,000	343,800
144A, 8.866% **, 12/15/2013	285,000	256,500
General Cable Corp.:
7.104% **, 4/1/2015	305,000	271,450
7.125%, 4/1/2017 (b)	195,000	185,738
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	175,000	161,000
Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)	185,000	142,450
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	535,000	367,813
8.875%, 4/1/2012	665,000	339,150
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	150,000	142,500
7.625%, 12/1/2013	520,000	501,800
9.375%, 5/1/2012	525,000	540,750
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	160,000	161,000
9.5%, 10/1/2008	1,430,000	1,456,812
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014	370,000	314,500
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)	290,000	278,400
Panolam Industries International, Inc., 10.75%, 10/1/2013	120,000	94,800
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	1,155,000	978,862
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	39,000	41,438
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	170,000	153,425
Swift Transportation Co., Inc., 144A, 12.5%, 5/15/2017 (b)	155,000	61,225
Titan International, Inc., 8.0%, 1/15/2012	730,000	684,375
TransDigm, Inc., 7.75%, 7/15/2014	115,000	115,575
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	210,000	174,300
United Rentals North America, Inc.:
6.5%, 2/15/2012	220,000	202,400
7.0%, 2/15/2014	570,000	457,425
Xerox Capital Trust I, 8.0%, 2/1/2027	120,000	120,207

		13,353,135
Information Technology 0.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015	155,000	120,900
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	180,000	146,250
L-3 Communications Corp.:
5.875%, 1/15/2015	625,000	607,812
Series B, 6.375%, 10/15/2015	270,000	267,975
Lucent Technologies, Inc., 6.45%, 3/15/2029	775,000	623,875

MasTec, Inc., 7.625%, 2/1/2017		270,000	249,750
Sanmina-SCI Corp., 144A, 7.741% **, 6/15/2010		93,000	92,535
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		380,000	370,500
SunGard Data Systems, Inc., 10.25%, 8/15/2015		525,000	525,000
Vangent, Inc., 9.625%, 2/15/2015		155,000	117,800

			3,122,397
Materials 3.1%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		110,000	107,250
ARCO Chemical Co., 9.8%, 2/1/2020		1,740,000	1,583,400
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014		365,000	237,250
Cascades, Inc., 7.25%, 2/15/2013		560,000	513,800
Chemtura Corp., 6.875%, 6/1/2016		350,000	318,500
Clondalkin Acquisition BV, 144A, 6.991% **, 12/15/2013		215,000	187,050
CPG International I, Inc.:
10.5%, 7/1/2013		530,000	471,700
11.468% **, 7/1/2012		120,000	106,800
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	543,750
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		310,000	329,375
GEO Specialty Chemicals, Inc., 144A, 13.729% **, 12/31/2009 (d)		1,097,000	821,379
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		130,000	123,825
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		195,000	163,800
Hexcel Corp., 6.75%, 2/1/2015		790,000	762,350
Huntsman LLC, 11.625%, 10/15/2010		892,000	936,600
Innophos, Inc., 8.875%, 8/15/2014		100,000	98,250
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		295,000	283,200
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		520,000	439,400
Metals USA Holdings Corp., 144A, 10.729% **, 7/1/2012 (PIK)		265,000	194,775
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	80,850
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		235,000	212,675
Mueller Water Products, Inc., 7.375%, 6/1/2017		120,000	102,000
NewMarket Corp., 7.125%, 12/15/2016		455,000	448,175
NewPage Corp., 144A, 10.0%, 5/1/2012		405,000	402,975
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	220,000	281,283
Pliant Corp., 11.625%, 6/15/2009 (PIK)		5	5
Radnor Holdings Corp., 11.0%, 3/15/2010*		100,000	750
Rhodia SA, 144A, 7.326% **, 10/15/2013	EUR	280,000	378,811
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		375,000	347,812
8.375%, 7/1/2012		185,000	178,988
Steel Dynamics, Inc.:
6.75%, 4/1/2015		295,000	285,412
144A, 7.375%, 11/1/2012		75,000	74,813
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		440,000	432,300
The Mosaic Co., 144A, 7.625%, 12/1/2014		350,000	378,000
Witco Corp., 6.875%, 2/1/2026		135,000	100,238
Wolverine Tube, Inc., 10.5%, 4/1/2009		325,000	299,000

			12,226,541
Telecommunication Services 2.5%
AT&T, Inc., 5.5%, 2/1/2018		2,110,000	2,117,060
BCM Ireland Preferred Equity Ltd., 144A, 11.58% **, 2/15/2017 (PIK)	EUR	201,092	234,805
Cell C Property Ltd.:
144A, 8.625%, 7/1/2012	EUR	65,000	91,804
144A, 11.0%, 7/1/2015		150,000	143,625
Centennial Communications Corp.:
10.0%, 1/1/2013		450,000	451,125

10.125%, 6/15/2013		145,000	148,263
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		400,000	400,000
8.375%, 1/15/2014		220,000	210,100
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		475,000	432,250
Embratel, Series B, 11.0%, 12/15/2008 (b)		79,000	82,950
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		108,955	104,052
Intelsat Bermuda Ltd.:
7.581% **, 1/15/2015		40,000	40,000
9.25%, 6/15/2016		110,000	109,725
11.25%, 6/15/2016		310,000	310,000
Intelsat Corp., 9.0%, 6/15/2016		130,000	129,025
Intelsat Ltd., 5.25%, 11/1/2008 (b)		145,000	143,913
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		410,000	405,900
iPCS, Inc., 7.036% **, 5/1/2013		110,000	97,900
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		565,000	519,800
Millicom International Cellular SA, 10.0%, 12/1/2013		825,000	868,312
Nortel Networks Ltd., 8.508% **, 7/15/2011		345,000	320,850
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		140,000	130,284
Qwest Corp., 7.25%, 9/15/2025		70,000	65,800
Rural Cellular Corp., 9.875%, 2/1/2010		350,000	362,250
Stratos Global Corp., 9.875%, 2/15/2013 (b)		150,000	153,000
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		438,000	451,140
US Unwired, Inc., Series B, 10.0%, 6/15/2012		455,000	478,165
Virgin Media Finance PLC:
8.75%, 4/15/2014		475,000	434,625
8.75%, 4/15/2014	EUR	335,000	439,524
West Corp., 9.5%, 10/15/2014		220,000	204,600

			10,080,847
Utilities 2.6%
AES Corp.:
8.0%, 10/15/2017		395,000	402,900
144A, 8.75%, 5/15/2013		1,067,000	1,115,015
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		1,360,000	1,455,200
CMS Energy Corp., 8.5%, 4/15/2011		880,000	946,746
Edison Mission Energy, 7.0%, 5/15/2017		335,000	325,788
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		600,000	594,000
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,145,000	1,104,925
Mirant Americas Generation LLC, 8.3%, 5/1/2011		485,000	489,850
Mirant North America LLC, 7.375%, 12/31/2013		150,000	150,000
NRG Energy, Inc.:
7.25%, 2/1/2014		550,000	535,563
7.375%, 2/1/2016		1,285,000	1,241,631
Regency Energy Partners LP, 8.375%, 12/15/2013		293,000	297,395
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		370,000	360,750
Sierra Pacific Resources:
6.75%, 8/15/2017		470,000	475,378
8.625%, 3/15/2014		100,000	107,203
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		875,000	859,687

			10,462,031

Total Corporate Bonds (Cost $135,383,966)			125,992,119

Asset Backed 0.8%
Credit Card Receivables
Washington Mutual Master Note Trust, “C1”, Series 2007-C1, 144A, 4.636% **, 5/15/2014 (Cost $3,625,735)		3,800,000	3,234,157
Commercial and Non-Agency Mortgage-Backed Securities 3.7%
Credit Suisse Mortgage Capital Certificates Trust, “A2”, Series 2007-C1, 5.268%, 2/15/2040		3,719,000	3,701,314
Greenwich Capital Commercial Funding Corp., “A4”, Series 2007-GG9, 5.444%, 3/10/2039		5,100,000	5,028,525
Morgan Stanley Capital I Trust, “A4”, Series 2007-HQ11, 5.447%, 2/12/2044		2,280,000	2,240,319
Wachovia Bank Commercial Mortgage Trust, “A2”, Series 2007-C32, 5.736% **, 6/15/2049		3,600,000	3,633,213

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $14,748,555)			14,603,371
Government & Agency Obligations 49.6%
Sovereign Bonds 34.3%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014		2,250,000	2,985,300
Bundesrepublic Deutschland, Series 94, 6.25%, 1/4/2024	EUR	7,500,000	13,637,975
Dominican Republic:
144A, 8.625%, 4/20/2027		125,000	141,875
Series REG S, 9.5%, 9/27/2011		851,929	903,045
Federal Republic of Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010		32,000	4,893
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		4,745,000	4,839,900
7.125%, 1/20/2037 (b)		1,045,000	1,139,050
7.875%, 3/7/2015		1,045,000	1,194,958
8.75%, 2/4/2025		830,000	1,043,725
8.875%, 10/14/2019		950,000	1,182,275
11.0%, 1/11/2012 (b)		2,270,000	2,792,100
11.0%, 8/17/2040 (b)		2,295,000	3,081,037
12.5%, 1/5/2016	BRL	1,155,000	698,528
Government of Canada, 4.25%, 12/1/2008	CAD	4,000,000	4,013,545
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	5,605,000	1,749,501
Government of Ukraine:
144A, 6.75%, 11/14/2017		1,010,000	1,015,161
Series REG S, 7.65%, 6/11/2013		785,000	842,705
Kingdom of Spain, 3.15%, 1/31/2016	EUR	4,600,000	6,445,927
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	1,000,000,000	9,658,461
Republic of Argentina:
5.389% **, 8/3/2012 (PIK)		2,053,125	1,753,223
5.83%, 12/31/2033 (PIK)	ARS	425	144
Republic of Colombia:
8.25%, 12/22/2014		85,000	97,070
10.0%, 1/23/2012 (b)		1,245,000	1,456,650
10.75%, 1/15/2013		335,000	411,213
Republic of El Salvador, 144A, 7.65%, 6/15/2035		2,245,000	2,514,400
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	131,875
Republic of Greece:
3.6%, 7/20/2016	EUR	5,500,000	7,830,556
4.5%, 9/20/2037	EUR	6,000,000	8,395,064
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		1,470,000	1,515,937
Republic of Panama:
7.125%, 1/29/2026 (b)		630,000	668,430
9.375%, 1/16/2023		2,075,000	2,697,500
Republic of Peru:
6.55%, 3/14/2037		1,600,000	1,647,040

7.35%, 7/21/2025 (b)		3,805,000	4,318,675
Republic of Philippines:
7.75%, 1/14/2031 (b)		295,000	331,875
8.0%, 1/15/2016 (b)		1,955,000	2,218,925
8.375%, 2/15/2011		465,000	507,408
9.375%, 1/18/2017		490,000	606,963
Republic of Turkey:
7.0%, 9/26/2016		1,690,000	1,795,625
7.25%, 3/15/2015		360,000	388,350
11.75%, 6/15/2010		2,045,000	2,383,652
12.375%, 6/15/2009		1,020,000	1,129,650
Republic of Uruguay:
7.625%, 3/21/2036 (b)		605,000	637,368
8.0%, 11/18/2022		955,000	1,054,320
9.25%, 5/17/2017		735,000	893,025
Republic of Venezuela, 10.75%, 9/19/2013		3,250,000	3,575,000
Russian Federation, Series REG S, 7.5%, 3/31/2030		4,930,200	5,666,279
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011		310,000	291,400
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		2,050,000	2,173,000
United Kingdom Treasury Bond:
5.0%, 3/7/2008	GBP	3,500,000	6,957,837
5.75%, 12/7/2009	GBP	7,000,000	14,276,198
United Mexican States:
5.625%, 1/15/2017 (b)		499,000	515,966
Series A, 6.75%, 9/27/2034		318,000	344,712

			136,555,291
US Government Sponsored Agencies 1.6%
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012		5,750,000	6,516,659
US Treasury Obligations 13.7%
US Treasury Bill, 3.03% ***, 4/17/2008 (e)		2,569,000	2,558,912
US Treasury Bonds:
4.25%, 11/15/2017		3,380,000	3,549,527
5.25%, 11/15/2028		6,200,000	6,943,033
US Treasury Inflation Index Bond, 2.625%, 7/15/2017		3,295,175	3,696,003
US Treasury Notes:
3.625%, 12/31/2012		12,350,000	12,810,235
4.0%, 8/31/2009		24,140,000	24,834,025

			54,391,735

Total Government & Agency Obligations (Cost $192,371,132)			197,463,685
Loan Participations and Assignments 2.5%
Sovereign Loans 0.7%
Credit Suisse (City of Kyiv Ukraine), 144A, 8.25%, 11/26/2012		2,115,000	2,116,692
CSFB International (Exim Ukraine), 6.8%, 10/4/2012		690,000	665,436

			2,782,128
Senior Loans** 1.8%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.599%, 4/2/2014		109,175	101,259
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 5.224%, 12/14/2013		159,196	132,464
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.349%, 6/30/2013		67,487	60,401
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.099%, 4/11/2015		40,000	38,600
Term Loan B, LIBOR plus 3.25%, 6.099%, 4/11/2015		320,000	312,837
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013		61,658	38,652

Term Loan B, 7.906%, 1/13/2011	532,453	333,782
Dollar General Corp., Term Loan B1, LIBOR plus 2.75%, 5.599%, 7/6/2014	200,000	176,625
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.349%, 10/10/2014	1,825,425	1,671,031
Term Loan B3, LIBOR plus 3.5%, 6.349%, 10/10/2014	1,192,013	1,090,691
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.099%, 9/16/2013	119,698	104,935
Golden Nugget, Inc., 7.21%, 6/16/2014	230,000	201,250
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.849%, 3/26/2014	10,581	9,655
Term Loan B, LIBOR plus 2.0%, 4.849%, 3/26/2014	124,107	113,015
HCA, Inc., Term Loan A1, 6.83%, 11/18/2012	651,114	598,429
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.099%, 5/5/2013	344,000	324,393
Term Loan C2, LIBOR plus 2.25%, 5.099%, 5/5/2013	33,160	31,066
Term Loan C2, LIBOR plus 2.25%, 5.099%, 5/5/2013	96,569	90,473
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 5.099%, 5/7/2013	119,400	102,087
Longview Power LLC:
Demand Draw, 7.125%, 4/1/2014	40,940	38,278
Letter of Credit, 7.125%, 4/1/2014	15,333	14,404
Term Loan B, 7.25%, 4/1/2014	46,000	43,413
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 5.849%, 11/5/2014	50,000	48,539
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.099%, 9/30/2014	179,784	146,845
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	99,750	97,007
Term Loan B, 6.494%, 8/23/2014	99,750	94,139
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.849%, 10/31/2014	422,591	399,426
8.09%, 9/1/2014	140,552	133,173
9.0%, 10/31/2008	595,000	556,325
Tribune Co., Term Loan B, 7.91%, 5/24/2014	368,150	278,373

		7,381,567

Total Loan Participations and Assignments (Cost $10,898,958)		10,163,695
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	40	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	2,740	0
New Asat Finance LLC, Expiration Date 2/1/2011*	52,000	22,907

Total Warrants (Cost $0)		22,907
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	315,000	266,175
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	560,000	291,200

Total Other Investments (Cost $731,333)		557,375
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821

Total Common Stocks (Cost $131,041)		9,838

Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0% (Cost $13,911)					1		4,550
Open End Investment Company 1.2%
DWS Floating Rate Plus Fund, “Institutional” (f) (Cost $5,121,402)					526,100		4,798,035
Securities Lending Collateral 6.6%
Daily Assets Fund Institutional, 4.22% (g) (h) (Cost $26,377,480)					26,377,480		26,377,480
Cash Equivalents 9.2%
Cash Management QP Trust, 4.52% (g) (Cost $36,655,795)					36,655,795		36,655,795
					% of Net Assets		Value ($)

Total Investment Portfolio (Cost $426,059,308)					105.4		419,883,007
Other Assets and Liabilities, Net					(5.4)		(21,681,131)

Net Assets					100.0		398,201,876

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Securities	Coupon	Date	Amount ($)		Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	360,000
Quebecor World, Inc.	9.75%	1/15/2015	180,000	USD	180,000	85,500
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	750
					720,113	446,250

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

***					Annualized yield at time of purchase; not a coupon rate.
(a)					Principal amount stated in US dollars unless otherwise noted.
(b)					All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $25,558,308 which is 6.4% of net assets.
(c)					Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 3/15/2008. The security is deemed to be non-income producing.
(d)					Security has a deferred interest payment of $35,401 from April 1, 2006.
(e)					At January 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)					Affiliated fund managed by Deutsche Investment Management Americas Inc.
(g)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At January 31, 2008 the Fund had unfunded loan commitments of $83,267 which could be extended at the option of the borrower, pursuant to the following loan agreement:
			Unfunded Loan		Unrealized
Borrower			Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015			39,800	38,600	(1,200)
Longview Power LLC, Demand Draw, 4/1/2014			12,059	11,900	(159)
Telesat Canada, Inc., Term Loan B, 10/31/2014			31,408	30,524	(884)
Total			83,267	81,024	(2,243)

At January 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	3/19/2008	239	27,634,826	27,647,876	13,050
10 Year US Treasury Note	3/19/2008	38	4,330,334	4,435,312	104,978
United Kingdom Treasury Bond	3/27/2008	221	48,430,306	48,592,146	161,840
Total unrealized appreciation					279,868

At January 31, 2008, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australian Bond	3/17/2008	8	702,189	712,709	(10,520)
10 Year Federal Republic of Germany Bond	3/6/2008	217	37,190,324	37,645,797	(455,473)
10 Year Japanese Government Bond	3/11/2008	39	50,262,075	50,517,184	(255,109)
Total unrealized depreciation					(721,102)

At January 31, 2008, open credit rate default swaps contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/4/2007 12/20/2008	200,000[1]		Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(3,728)
10/5/2007 12/20/2008	120,000[2]		Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(2,185)
10/22/2007 12/20/2008	395,000[3]		Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(7,534)
10/13/2007 12/20/2009	225,000[4]		Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(13,508)
12/13/2007 12/20/2009	220,000[4]		Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(5,415)

10/4/2007 12/20/2008	210,000[5]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(3,966)
10/22/2007 12/20/2008	395,000[3]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(5,896)
10/3/2007 12/20/2008	200,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(2,745)
1/28/2008 3/20/2008	305,000[3]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	2,285
1/29/2008 3/20/2013	185,000[3]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	(1,065)
11/21/2007 12/20/2008	220,000[4]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	842
12/19/2007 12/20/2008	290,000[3]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	(1,293)
Total net unrealized depreciation				(44,208)

Counterparties:
1	Goldman Sachs & Co.
2	JPMorgan Chase
3	Lehman Brothers, Inc.
4	Merrill Lynch, Pierce, Fenner & Smith, Inc.
5	Citigroup Global Markets, Inc.

As of January 31, 2008, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
CAD	750,000	USD	752,181	3/17/2008	4,379
USD	1,923,363	EUR	1,300,000	3/17/2008	3,212
USD	1,888,185	EUR	1,300,000	3/17/2008	38,390
USD	10,642,972	AUD	12,059,000	3/19/2008	114,267
USD	4,596,439	CAD	4,647,000	3/19/2008	36,776
USD	23,145,564	EUR	15,756,000	3/19/2008	202,997
USD	4,249,810	EUR	2,870,000	3/19/2008	3,197
USD	417,920	JPY	44,796,000	3/19/2008	3,000
USD	6,354,602	NOK	34,658,000	3/19/2008	24,903
USD	749,096	GBP	379,000	3/19/2008	2,704
USD	23,656,784	SGD	33,912,000	3/19/2008	326,689
USD	8,338,016	SGD	11,870,000	3/19/2008	56,765
SEK	4,558,000	USD	721,191	3/19/2008	7,546
USD	3,573,214	CHF	3,931,000	3/19/2008	55,006
Total unrealized appreciation					879,831

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	1,489,950	USD	2,174,448	2/4/2008	(40,437)
EUR	179,000	USD	265,636	2/4/2008	(456)
EUR	1,415,300	USD	2,101,367	3/4/2008	(885)
AUD	1,701,000	USD	1,489,396	3/19/2008	(27,983)
EUR	3,000	USD	4,378	2/4/2008	(81)
EUR	4,100	USD	6,087	3/4/2008	(3)
CAD	1,750,000	USD	1,720,054	3/17/2008	(24,817)
USD	4,706,901	JPY	500,000,000	3/17/2008	(9,290)
GBP	6,400,000	USD	12,525,920	3/17/2008	(170,968)
USD	1,396,866	CAD	1,379,000	3/19/2008	(21,957)
JPY	2,672,287,000	USD	24,121,379	3/19/2008	(988,435)
USD	4,650,648	NOK	24,774,000	3/19/2008	(90,492)
USD	24,620,744	GBP	12,065,000	3/19/2008	(688,122)
SEK	38,934,000	USD	6,086,576	3/19/2008	(9,315)
CHF	37,977,000	USD	33,682,483	3/19/2008	(1,369,392)
Total unrealized depreciation					(3,442,633)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
ARS	Argentine Peso	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	USD	United States Dollar
GBP	British Pound

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008